                              LIBERTY ACORN FUND
                          LIBERTY ACORN INTERNATIONAL
                               LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                          LIBERTY ACORN FOREIGN FORTY

                         Supplement dated March 1, 2001
                 Replacing Supplement dated September 29, 2000
         to Prospectus dated September 29, 2000 of Liberty Acorn Trust


  Enhanced pricing schedule on the Liberty Acorn Funds through April 30, 2001.

We are continuing the enhanced commission schedule on Class A, B and C shares of the Liberty Acorn Funds and the reduced initial sales charge on certain Class A share purchases.


Effective October 16, 2000 - April 30, 2001:
-------------------------------------------------------------------------------------------------------------------
                                           Class A Share Initial
                                            Sales Charge* (as a
Purchase Price                         percentage of offering price)          Enhanced Dealer Commission
---------------------------------  -----------------------------------  -------------------------------------------
Less than $250,000                           Reduced to 2.00%                      A shares - 4.00%
                                                                                   B shares - 5.00%
                                                                                   C shares - 2.00%
---------------------------------  -----------------------------------  -------------------------------------------
$250,000 to less than $500,000               Reduced to 2.00%                      A shares - 3.50%
                                                                                   B shares - 4.50%
                                                                                   C shares - 2.00%
---------------------------------  -----------------------------------  -------------------------------------------
$500,000 to less than $1,000,000            2.00%                                  A shares - 2.50%
                                                                                   B shares - 3.75%
                                                                                   C shares - 2.00%
-------------------------------------------------------------------------------------------------------------------


*Reduced initial sales charge on Class A share purchases only.


Liberty Funds Distributor, Inc., One Financial Center, Boston, MA  02111-2621

                          Liberty Acorn Foreign Forty
               Supplement to Prospectus dated September 29, 2000
                  Replacing Supplement dated February 7, 2001
                           Class A, B, and C Shares

The Fund's Prospectus is amended as follows:

(1) Effective March 31, 2001, Marcel P. Houtzager will become the sole portfolio manager of the Fund.

(2) In the table entitled "Average Annual Total Returns - for periods ended December 31, 1999/(2)(3)"/ on page 6, the Inception Dates for Class A, Class B and Class C shares are deleted and each replaced with the following date: "10/16/00".

(3) The third sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $5 to $15 billion at the time of purchase."

(4) The first sentence of note (8) under the heading "Annual Fund Operating Expenses (deducted directly from fund assets)" on page 7 is deleted and replaced by the following sentence: "The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B, and Class C shares."



                                                  March 1, 2001

                          Liberty Acorn Foreign Forty
               Supplement to Prospectus dated September 29, 2000
                                 Class Z Shares

The Fund's Prospectus is amended as follows:

Effective March 31, 2001, Marcel P. Houtzager will become the sole portfolio manager of the Fund.



                                                                   March 1, 2001

                              Liberty Acorn Trust
               Supplement to Prospectus dated September 29, 2000
                                 Class Z Shares

The Trust's Prospectus is amended as follows:

Effective March 31, 2001, Marcel P. Houtzager will become the sole portfolio manager of Liberty Acorn Foreign Forty.



                                                  March 1, 2001